Earnings per share - Weighted average number of ordinary share (Details) - shares		2 Months Ended	12 Months Ended
	Jan. 01, 2023	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Beginning of period (in shares)	201,783,532	202,233,997	202,233,997	201,783,532	201,677,981
Issuance of shares (in shares)			0	0	0
Purchase of treasury shares (in shares)			0	0	0
Withdrawal of treasury shares (in shares)			0	0	0
Transfer of treasury shares (in shares)			(8,017,162)	450,465	105,551
End of period (in shares)			194,216,835	202,233,997	201,783,532	201,677,981
Weighted number of shares
Weighted average number of ordinary shares (in shares)	201,783,532	202,233,997	196,041,579	201,901,743	201,747,963	201,677,981
Issuance of shares (in shares)			0	0	0
Weighted Average Number Of Ordinary Shares Purchased			0	0	0
Withdrawal of treasury shares (in shares)			0	0	0
Transfer of treasury shares (in shares)			(6,192,418)	(118,211)	(69,982)
Shares issued
Earnings per share [line items]
Beginning of period (in shares)	220,024,713	220,024,713	220,024,713	220,024,713	220,024,713
Issuance of shares (in shares)			0	0	0
Purchase of treasury shares (in shares)			0	0	0
Withdrawal of treasury shares (in shares)			0	0	0
Transfer of treasury shares (in shares)			0	0	0
End of period (in shares)			220,024,713	220,024,713	220,024,713	220,024,713
Treasury shares
Earnings per share [line items]
Beginning of period (in shares)	18,241,181	17,790,716	17,790,716	18,241,181	18,346,732
Issuance of shares (in shares)			0	0	0
Purchase of treasury shares (in shares)			0	0	0
Withdrawal of treasury shares (in shares)			0	0	0
Transfer of treasury shares (in shares)			8,017,162	(450,465)	(105,551)
End of period (in shares)			25,807,878	17,790,716	18,241,181	18,346,732